EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8180	$1,000,000,595	100%	8180	$997,184,203	4767.39%	0	$0	0.00%	0	$0	0.00%	8180	$997,184,203	4767.39%	0	$0	0.00%	0	$0	0.00%
TOTAL			8180	$1,000,000,595	100%	8180	$997,184,203	4767.39%	0	$0	0.00%	0	$0	0.00%	8180	$997,184,203	4767.39%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6026	$725,466,489	100%	6026	$726,350,598	3549.94%	0	$0	0.00%	0	$0	0.00%	6026	$726,350,598	3549.94%	0	$0	0.00%	0	$0	0.00%
TOTAL			6026	$725,466,489	100%	6026	$726,350,598	3549.94%	0	$0	0.00%	0	$0	0.00%	6026	$726,350,598	3549.94%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	10243	$1,125,593,429	100%	10243	$1,561,348,408	3564.01%	0	$0	0.00%	0	$0	0.00%	10243	$1,561,348,408	3564.01%	0	$0	0.00%	0	$0	0.00%
TOTAL			10243	$1,125,593,429	100%	10243	$1,561,348,408	3564.01%	0	$0	0.00%	0	$0	0.00%	10243	$1,561,348,408	3564.01%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	6934	$1,001,006,146	100%	6934	$1,001,127,921	3549.30%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,127,921	3549.30%	0	$0	0.00%	0	$0	0.00%
TOTAL			6934	$1,001,006,146	100%	6934	$1,001,127,921	3549.30%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,127,921	3549.30%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,985,593,059	3354.19%	0	$0	0.00%	0	$0	0.00%	14231	$1,985,593,059	3354.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,985,593,059	3354.19%	0	$0	0.00%	0	$0	0.00%	14231	$1,985,593,059	3354.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10069	$1,609,714,899	100%	10069	$1,581,417,776	3541.71%	0	$0	0.00%	0	$0	0.00%	10069	$1,581,417,776	3541.71%	0	$0	0.00%	0	$0	0.00%
TOTAL			10069	$1,609,714,899	100%	10069	$1,581,417,776	3541.71%	0	$0	0.00%	0	$0	0.00%	10069	$1,581,417,776	3541.71%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$994,002,925	3401.12%	0	$0	0.00%	0	$0	0.00%	6742	$994,002,925	3401.12%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$994,002,925	3401.12%	0	$0	0.00%	0	$0	0.00%	6742	$994,002,925	3401.12%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6303	$1,000,000,612	100%	6303	$977,518,518	2471.24%	0	$0	0.00%	0	$0	0.00%	6303	$977,518,518	2471.24%	0	$0	0.00%	0	$0	0.00%
TOTAL			6303	$1,000,000,612	100%	6303	$977,518,518	2471.24%	0	$0	0.00%	0	$0	0.00%	6303	$977,518,518	2471.24%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,941,738,802	2823.95%	0	$0	0.00%	0	$0	0.00%	12382	$1,941,738,802	2823.95%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,941,738,802	2823.95%	0	$0	0.00%	0	$0	0.00%	12382	$1,941,738,802	2823.95%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$898,336,000	2524.53%	0	$0	0.00%	0	$0	0.00%	5041	$898,336,000	2524.53%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$898,336,000	2524.53%	0	$0	0.00%	0	$0	0.00%	5041	$898,336,000	2524.53%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$876,165,683	2468.83%	0	$0	0.00%	0	$0	0.00%	4188	$876,165,683	2468.83%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$876,165,683	2468.82%	0	$0	0.00%	0	$0	0.00%	4188	$876,165,683	2468.82%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,126,087,471	1890.86%	0	$0	0.00%	0	$0	0.00%	11757	$2,126,087,471	1890.86%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,126,087,471	1890.86%	0	$0	0.00%	0	$0	0.00%	11757	$2,126,087,471	1890.86%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,327,588,044	1677.79%	0	$0	0.00%	0	$0	0.00%	23364	$4,327,588,044	1677.79%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,327,588,044	1677.79%	0	$0	0.00%	0	$0	0.00%	23364	$4,327,588,044	1677.79%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,467,342,243	1400.19%	0	$0	0.00%	0	$0	0.00%	8194	$1,467,342,243	1400.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,467,342,243	1400.19%	0	$0	0.00%	0	$0	0.00%	8194	$1,467,342,243	1400.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,927,033,289	1367.50%	0	$0	0.00%	0	$0	0.00%	9976	$1,927,033,289	1367.50%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,927,033,289	1367.50%	0	$0	0.00%	0	$0	0.00%	9976	$1,927,033,289	1367.50%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,650,214,308	1418.78%	0	$0	0.00%	0	$0	0.00%	13221	$2,650,214,308	1418.78%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,650,214,308	1418.78%	0	$0	0.00%	0	$0	0.00%	13221	$2,650,214,308	1418.78%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$985,165,264	1310.21%	0	$0	0.00%	0	$0	0.00%	5052	$985,165,264	1310.21%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$985,165,264	1310.21%	0	$0	0.00%	0	$0	0.00%	5052	$985,165,264	1310.21%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,078,440,163	1447.84%	0	$0	0.00%	0	$0	0.00%	5638	$1,078,440,163	1447.84%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,078,440,163	1447.84%	0	$0	0.00%	0	$0	0.00%	5638	$1,078,440,163	1447.84%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,429,902,752	1252.34%	0	$0	0.00%	0	$0	0.00%	17236	$3,429,902,752	1252.34%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,429,902,752	1252.34%	0	$0	0.00%	0	$0	0.00%	17236	$3,429,902,752	1252.34%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,448,727,836	1214.25%	0	$0	0.00%	0	$0	0.00%	12935	$2,448,727,836	1214.25%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,448,727,836	1214.25%	0	$0	0.00%	0	$0	0.00%	12935	$2,448,727,836	1214.25%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,497,101,694	943.45%	0	$0	0.00%	0	$0	0.00%	5937	$1,497,101,694	943.45%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,497,101,694	943.45%	0	$0	0.00%	0	$0	0.00%	5937	$1,497,101,694	943.45%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,914,240,226	1131.98%	0	$0	0.00%	0	$0	0.00%	16094	$2,914,240,226	1131.98%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,914,240,226	1131.98%	0	$0	0.00%	0	$0	0.00%	16094	$2,914,240,226	1131.98%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,694,437,005	882.69%	0	$0	0.00%	0	$0	0.00%	14075	$2,694,437,005	882.69%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,694,437,005	882.69%	0	$0	0.00%	0	$0	0.00%	14075	$2,694,437,005	882.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,140,614,828	761.50%	0	$0	0.00%	0	$0	0.00%	9604	$2,140,614,828	761.50%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,140,614,828	761.50%	0	$0	0.00%	0	$0	0.00%	9604	$2,140,614,828	761.50%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,442,338,452	602.62%	0	$0	0.00%	0	$0	0.00%	11375	$2,442,338,452	602.62%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,442,338,452	602.62%	0	$0	0.00%	0	$0	0.00%	11375	$2,442,338,452	602.62%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$991,631,004	359.85%	0	$0	0.00%	0	$0	0.00%	4841	$991,631,004	359.85%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$991,631,004	359.85%	0	$0	0.00%	0	$0	0.00%	4841	$991,631,004	359.85%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,465,316,177	339.67%	0	$0	0.00%	0	$0	0.00%	6608	$1,465,316,177	339.67%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,465,316,177	339.67%	0	$0	0.00%	0	$0	0.00%	6608	$1,465,316,177	339.67%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,934,429,226	634.23%	0	$0	0.00%	0	$0	0.00%	14914	$2,934,429,226	634.23%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,934,429,226	634.23%	0	$0	0.00%	0	$0	0.00%	14914	$2,934,429,226	634.23%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,709,588,195	589.11%	0	$0	0.00%	0	$0	0.00%	8177	$1,709,588,195	589.11%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,709,588,195	589.11%	0	$0	0.00%	0	$0	0.00%	8177	$1,709,588,195	589.11%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,875,028,907	552.18%	0	$0	0.00%	0	$0	0.00%	9947	$1,875,028,907	552.18%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,875,028,907	552.18%	0	$0	0.00%	0	$0	0.00%	9947	$1,875,028,907	552.18%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,868,657,046	479.03%	0	$0	0.00%	0	$0	0.00%	9595	$1,868,657,046	479.03%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,868,657,046	479.03%	0	$0	0.00%	0	$0	0.00%	9595	$1,868,657,046	479.03%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,643,156,685	473.83%	1	$110,949	0.03%	0	$0	0.00%	7973	$1,643,156,685	473.83%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,643,156,685	473.83%	1	$110,949	0.03%	0	$0	0.00%	7973	$1,643,156,685	473.83%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,572,338,269	401.39%	0	$0	0.00%	0	$0	0.00%	7648	$1,572,338,269	401.39%	0	$0	0.00%	1	$303,055	0.08%
TOTAL			7648	$1,632,830,233	100%	7648	$1,572,338,269	401.39%	0	$0	0.00%	0	$0	0.00%	7648	$1,572,338,269	401.39%	0	$0	0.00%	1	$303,055	0.08%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,369,166,901	425.19%	0	$0	0.00%	0	$0	0.00%	6646	$1,369,166,901	425.19%	0	$0	0.00%	1	$152,387	0.05%
TOTAL			6646	$1,418,910,068	100%	6646	$1,369,166,901	425.19%	0	$0	0.00%	0	$0	0.00%	6646	$1,369,166,901	425.19%	0	$0	0.00%	1	$152,387	0.05%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,505,512,255	379.96%	0	$0	0.00%	0	$0	0.00%	7173	$1,505,512,255	379.96%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,505,512,255	379.95%	0	$0	0.00%	0	$0	0.00%	7173	$1,505,512,255	379.95%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$525,044,886	2896.09%	0	$0	0.00%	0	$0	0.00%	8568	$525,044,886	2896.09%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$525,044,886	2896.09%	0	$0	0.00%	0	$0	0.00%	8568	$525,044,886	2896.09%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,846,359,292	719.79%	0	$0	0.00%	0	$0	0.00%	9169	$1,846,359,292	719.79%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,846,359,292	719.79%	0	$0	0.00%	0	$0	0.00%	9169	$1,846,359,292	719.79%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,863,586,475	740.77%	0	$0	0.00%	0	$0	0.00%	10374	$1,863,586,475	740.77%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,863,586,475	740.77%	0	$0	0.00%	0	$0	0.00%	10374	$1,863,586,475	740.77%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,871,867,431	775.86%	0	$0	0.00%	0	$0	0.00%	10974	$1,871,867,431	775.86%	0	$0	0.00%	1	$126,965	0.05%
TOTAL			10974	$1,921,482,693	100%	10974	$1,871,867,431	775.86%	0	$0	0.00%	0	$0	0.00%	10974	$1,871,867,431	775.86%	0	$0	0.00%	1	$126,965	0.05%
GRAND TOTAL			377404	$69,643,428,532	100%	377404	$68,711,700,216	895.21%	1	$110,949	0.00%	0	$0	0.00%	377404	$68,711,700,216	895.21%	0	$0	0.00%	3	$582,407	0.01%

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(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.